Reporting Manager: BNP Paribas Asset Management		   BNP Paribas
"Quarter Ending:   September 30, 2002"

Item 1	Item 2	Item 3	Item 3	 Item 4 	Item 5		Item 6	Item 7	Item 8		Item 9
											Voting Authority
	Title of	Cusip	Isin	 Value 	Shares /	Sh	Put /	Invstmt	Other	Sole	Shared	None
Name of Issuer	Class	Number	Number	 (x $1000) 	Prn Amt	Prn	Call	Dscrtn	Managers	(A)	(B)	(C)


Notice Filing
